John Hancock
Short Duration Bond Fund
Quarterly portfolio holdings 2/28/2021

Fund’s investments
As of 2-28-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 12.2%				$36,934,516
(Cost $36,885,312)
U.S. Government 9.0%				27,169,244
U.S. Treasury
Note	0.125	01-31-23	10,000,000	9,998,828
Note	0.125	02-15-24	3,000,000	2,986,875
Note	1.375	01-31-25	12,500,000	12,927,246
Note	1.500	01-15-23	1,225,000	1,256,295
U.S. Government Agency 3.2%				9,765,272
Federal Home Loan Bank Note	0.500	03-12-24	6,000,000	6,000,108
Federal Home Loan Mortgage Corp. 30 Yr Pass Thru (12 month LIBOR + 1.610%) (A)	2.260	11-01-44	255,790	267,842
Federal National Mortgage Association
15 Yr Pass Thru	3.500	04-01-33	936,802	1,001,632
15 Yr Pass Thru	3.500	06-01-34	604,417	646,433
15 Yr Pass Thru	3.500	08-01-34	453,617	482,599
30 Yr Pass Thru (12 month LIBOR + 1.617%) (A)	2.370	03-01-43	372,881	389,757
30 Yr Pass Thru (12 month LIBOR + 1.571%) (A)	2.384	04-01-47	126,505	130,222
Government National Mortgage Association
30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	1.625	12-20-47	538,751	549,275

30 Yr Pass Thru (1 Year CMT + 1.500%) (A)	2.500	03-20-48	291,269	297,404
Corporate bonds 53.8%				$163,584,959
(Cost $162,300,564)
Communication services 4.9%				14,872,118
Diversified telecommunication services 2.1%
Cincinnati Bell, Inc. (B)	7.000	07-15-24	162,000	168,480
Cogent Communications Group, Inc. (B)	5.375	03-01-22	400,000	409,132
Kenbourne Invest SA (B)	6.875	11-26-24	1,000,000	1,077,500
Liquid Telecommunications Financing PLC (B)	8.500	07-13-22	400,000	407,492
Radiate Holdco LLC (B)	4.500	09-15-26	1,000,000	1,012,500
Telecom Argentina SA (B)	6.500	06-15-21	205,000	198,340
T-Mobile USA, Inc. (B)	3.500	04-15-25	2,750,000	2,973,383
Entertainment 0.6%
Lions Gate Capital Holdings LLC (B)	6.375	02-01-24	400,000	408,284
Netflix, Inc.	5.750	03-01-24	1,250,000	1,403,125
Media 1.2%
CCO Holdings LLC (B)	4.000	03-01-23	400,000	403,880
CSC Holdings LLC	5.250	06-01-24	500,000	538,125
CSC Holdings LLC	6.750	11-15-21	400,000	413,000
DISH DBS Corp.	6.750	06-01-21	400,000	404,500
MDC Partners, Inc. (B)	7.500	05-01-24	400,000	403,000
Meredith Corp. (B)	6.500	07-01-25	1,000,000	1,065,000
Nielsen Finance LLC (B)	5.000	04-15-22	142,000	142,369
Sirius XM Radio, Inc. (B)	3.875	08-01-22	400,000	402,000
Wireless telecommunication services 1.0%
MTN Mauritius Investments, Ltd. (B)	5.373	02-13-22	1,000,000	1,025,420
Sprint Corp.	7.125	06-15-24	1,250,000	1,439,313
Sprint Corp.	7.875	09-15-23	500,000	577,275
Consumer discretionary 12.3%				37,416,182
Auto components 0.4%
Toyota Industries Corp. (B)	3.110	03-12-22	750,000	769,293
2	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Auto components (continued)
ZF North America Capital, Inc. (B)	4.500	04-29-22	500,000	$512,500
Automobiles 3.6%
BMW US Capital LLC (B)	2.950	04-14-22	69,000	71,024
BMW US Capital LLC (B)	3.800	04-06-23	1,000,000	1,067,836
Daimler Finance North America LLC (B)	0.750	03-01-24	2,000,000	2,003,312
Daimler Finance North America LLC (B)	2.200	10-30-21	500,000	506,419
Ford Motor Credit Company LLC	3.219	01-09-22	500,000	505,625
Ford Motor Credit Company LLC	3.336	03-18-21	500,000	500,300
Ford Motor Credit Company LLC	3.810	01-09-24	1,300,000	1,339,000
Ford Motor Credit Company LLC	5.125	06-16-25	250,000	270,000
General Motors Financial Company, Inc.	2.900	02-26-25	1,000,000	1,062,221
General Motors Financial Company, Inc.	3.200	07-06-21	500,000	503,596
General Motors Financial Company, Inc.	5.200	03-20-23	800,000	872,327
Hyundai Capital America (B)	2.375	02-10-23	2,000,000	2,062,623
Volkswagen Group of America Finance LLC (B)	2.900	05-13-22	245,000	252,179
Diversified consumer services 0.3%
Stena International SA (B)	6.125	02-01-25	1,000,000	987,500
Hotels, restaurants and leisure 4.5%
Choice Hotels International, Inc.	5.750	07-01-22	500,000	527,706
ESH Hospitality, Inc. (B)	5.250	05-01-25	1,500,000	1,529,070
Hilton Domestic Operating Company, Inc. (B)	5.375	05-01-25	2,000,000	2,103,500
Hyatt Hotels Corp.	3.375	07-15-23	1,000,000	1,048,032
Hyatt Hotels Corp.	5.375	04-23-25	1,750,000	1,970,026
International Game Technology PLC (B)	6.250	02-15-22	400,000	407,500
International Game Technology PLC (B)	6.500	02-15-25	1,500,000	1,657,500
Jacobs Entertainment, Inc. (B)	7.875	02-01-24	560,000	582,932
Life Time, Inc. (B)	8.000	04-15-26	66,000	66,825
Marriott International, Inc.	3.600	04-15-24	500,000	534,702
Marriott International, Inc.	5.750	05-01-25	1,400,000	1,616,534
Travel + Leisure Company	3.900	03-01-23	1,000,000	1,020,000
Travel + Leisure Company	6.600	10-01-25	500,000	561,250
Household durables 1.6%
DR Horton, Inc.	4.375	09-15-22	500,000	524,629
Empire Communities Corp. (B)	7.000	12-15-25	1,535,000	1,615,588
MDC Holdings, Inc.	5.500	01-15-24	1,000,000	1,090,000
Taylor Morrison Communities, Inc. (B)	5.625	03-01-24	1,500,000	1,620,765
Internet and direct marketing retail 0.8%
Expedia Group, Inc.	4.500	08-15-24	2,250,000	2,473,868
Multiline retail 0.4%
Macy's, Inc. (B)	8.375	06-15-25	1,000,000	1,105,000
Specialty retail 0.7%
Specialty Building Products Holdings LLC (B)	6.375	09-30-26	2,000,000	2,075,000
Consumer staples 0.9%				2,702,448
Beverages 0.2%
Constellation Brands, Inc.	3.200	02-15-23	600,000	630,257
Food products 0.5%
Grupo Bimbo SAB de CV (B)	3.875	06-27-24	1,120,000	1,225,833
Simmons Foods, Inc. (B)	7.750	01-15-24	400,000	413,884
Household products 0.2%
Kronos Acquisition Holdings, Inc. (B)	5.000	12-31-26	420,000	432,474
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
Energy 6.1%				$18,602,487
Energy equipment and services 0.1%
CSI Compressco LP (B)	7.500	04-01-25	93,000	93,233
CSI Compressco LP (10.000% Cash or 7.250% Cash and 2.750% PIK) (B)	10.000	04-01-26	292,062	248,253
Oil, gas and consumable fuels 6.0%
Aker BP ASA (B)	4.750	06-15-24	500,000	516,565
Aker BP ASA (B)	5.875	03-31-25	500,000	515,232
Buckeye Partners LP (B)	4.125	03-01-25	500,000	509,063
Buckeye Partners LP	4.150	07-01-23	400,000	405,054
Enbridge, Inc. (SOFR + 0.400%) (A)	0.430	02-17-23	2,000,000	2,004,274
Energen Corp.	4.625	09-01-21	400,000	403,740
Leviathan Bond, Ltd. (B)	5.750	06-30-23	1,000,000	1,055,516
Leviathan Bond, Ltd. (B)	6.125	06-30-25	1,250,000	1,373,460
Midwest Connector Capital Company LLC (B)	3.625	04-01-22	534,000	540,772
MPLX LP (3 month LIBOR + 1.100%) (A)	1.330	09-09-22	500,000	500,340
MPLX LP	3.500	12-01-22	500,000	523,807
Occidental Petroleum Corp.	2.900	08-15-24	1,500,000	1,459,770
Petrobras Global Finance BV	5.299	01-27-25	1,700,000	1,898,492
Phillips 66	0.900	02-15-24	1,000,000	1,001,201
Phillips 66	3.700	04-06-23	51,000	54,311
Phillips 66 Partners LP	3.605	02-15-25	1,000,000	1,076,921
Sunoco Logistics Partners Operations LP	4.250	04-01-24	2,000,000	2,166,242
Targa Resources Partners LP	4.250	11-15-23	400,000	400,116
The Williams Companies, Inc.	3.600	03-15-22	1,000,000	1,026,681
The Williams Companies, Inc.	4.500	11-15-23	758,000	829,444
Financials 10.2%				31,033,784
Banks 5.6%
Bank of America Corp.	2.503	10-21-22	500,000	506,911
Bank of America Corp.	4.200	08-26-24	2,000,000	2,219,958
Barclays Bank PLC	7.625	11-21-22	1,000,000	1,099,672
Barclays PLC	3.684	01-10-23	1,000,000	1,026,832
Barclays PLC	4.375	09-11-24	1,000,000	1,100,427
Citigroup, Inc.	2.750	04-25-22	500,000	512,853
Cooperatieve Rabobank UA	0.375	01-12-24	1,750,000	1,751,955
Danske Bank A/S (B)	2.000	09-08-21	800,000	807,042
Lloyds Banking Group PLC	3.000	01-11-22	500,000	511,421
NatWest Group PLC	3.875	09-12-23	600,000	647,563
Nordea Bank ABP (B)	1.000	06-09-23	1,000,000	1,014,456
PNC Bank NA	2.700	11-01-22	1,200,000	1,244,908
Santander Holdings USA, Inc.	3.244	10-05-26	750,000	803,326
Santander Holdings USA, Inc.	3.500	06-07-24	2,000,000	2,150,240
Synovus Bank (2.289% to 2-10-22, then SOFR + 0.945%)	2.289	02-10-23	1,000,000	1,011,721
Wells Fargo & Company	4.125	08-15-23	500,000	543,614
Capital markets 2.2%
Ares Capital Corp.	4.200	06-10-24	2,750,000	2,986,968
Credit Suisse Group AG (B)	3.574	01-09-23	1,000,000	1,025,988
Morgan Stanley	3.125	01-23-23	600,000	630,580
The Goldman Sachs Group, Inc. (2.876% to 10-31-21, then 3 month LIBOR + 0.821%)	2.876	10-31-22	400,000	406,471
UBS AG (B)	1.750	04-21-22	750,000	761,959
UBS Group AG (6.875% to 3-22-21, then 5 Year U.S. Swap Rate + 5.497%) (C)	6.875	03-22-21	1,000,000	1,002,540
Consumer finance 0.9%
Ally Financial, Inc.	1.450	10-02-23	1,000,000	1,016,830
Ally Financial, Inc.	3.875	05-21-24	1,000,000	1,088,435
4	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Consumer finance (continued)
Capital One Financial Corp.	2.600	05-11-23	113,000	$118,030
Synchrony Financial	2.850	07-25-22	500,000	515,061
Diversified financial services 0.1%
Gogo Intermediate Holdings LLC (B)	9.875	05-01-24	400,000	422,020
Insurance 1.2%
AIG Global Funding (B)	2.300	07-01-22	500,000	513,014
Athene Global Funding (B)	1.200	10-13-23	1,500,000	1,517,765
Liberty Mutual Group, Inc. (B)	4.250	06-15-23	500,000	542,420
New York Life Global Funding (B)	1.100	05-05-23	1,000,000	1,015,613
Thrifts and mortgage finance 0.2%
Nationwide Building Society (3.622% to 4-26-22, then 3 month LIBOR + 1.181%) (B)	3.622	04-26-23	500,000	517,191
Health care 1.8%				5,565,430
Biotechnology 0.2%
AbbVie, Inc.	2.300	11-21-22	500,000	516,126
Health care providers and services 0.6%
Centene Corp. (B)	5.375	06-01-26	500,000	522,445
Encompass Health Corp.	5.125	03-15-23	400,000	400,000
HCA, Inc.	5.875	05-01-23	1,000,000	1,091,250
Pharmaceuticals 1.0%
Bausch Health Companies, Inc. (B)	6.125	04-15-25	1,000,000	1,023,960
Royalty Pharma PLC (B)	0.750	09-02-23	1,000,000	1,002,932
Viatris, Inc. (B)	1.125	06-22-22	1,000,000	1,008,717
Industrials 3.5%				10,743,042
Aerospace and defense 0.6%
The Boeing Company	1.950	02-01-24	1,250,000	1,281,367
The Boeing Company	4.508	05-01-23	500,000	536,294
Airlines 0.4%
Alaska Airlines 2020-1 Class B Pass Through Trust (B)	8.000	08-15-25	53,980	60,316
British Airways 2013-1 Class A Pass Through Trust (B)	4.625	06-20-24	199,951	207,153
Delta Air Lines, Inc.	3.625	03-15-22	500,000	507,708
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	297,222	292,226
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	193,344	191,410
Commercial services and supplies 0.2%
APX Group, Inc.	7.625	09-01-23	750,000	779,775
LSC Communications, Inc. (B)(D)	8.750	10-15-23	400,000	28,000
Electrical equipment 0.2%
Eaton Corp.	2.750	11-02-22	500,000	519,841
Machinery 0.3%
CNH Industrial Capital LLC	1.950	07-02-23	1,000,000	1,031,441
Professional services 0.2%
IHS Markit, Ltd. (B)	5.000	11-01-22	500,000	529,424
Trading companies and distributors 0.7%
AerCap Ireland Capital DAC	3.150	02-15-24	1,000,000	1,050,106
Air Lease Corp.	2.250	01-15-23	66,000	67,755
Ashtead Capital, Inc. (B)	4.125	08-15-25	1,000,000	1,025,000
Transportation infrastructure 0.9%
Adani Ports & Special Economic Zone, Ltd. (B)	3.375	07-24-24	2,500,000	2,635,226
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
Information technology 3.5%				$10,566,195
Electronic equipment, instruments and components 0.7%
Dell International LLC (B)	5.450	06-15-23	1,500,000	1,645,408
Ingram Micro, Inc.	5.000	08-10-22	400,000	414,628
IT services 0.8%
Sabre GLBL, Inc. (B)	7.375	09-01-25	2,250,000	2,436,098
Semiconductors and semiconductor equipment 1.6%
Broadcom Corp.	3.625	01-15-24	1,000,000	1,076,701
Broadcom, Inc.	4.700	04-15-25	1,000,000	1,128,757
Microchip Technology, Inc. (B)	0.972	02-15-24	1,000,000	1,003,605
Microchip Technology, Inc. (B)	2.670	09-01-23	500,000	523,333
Micron Technology, Inc.	2.497	04-24-23	750,000	781,245
NXP BV (B)	4.625	06-01-23	500,000	544,096
Software 0.2%
Infor, Inc. (B)	1.450	07-15-23	88,000	89,574
NortonLifeLock, Inc.	3.950	06-15-22	400,000	409,000
Technology hardware, storage and peripherals 0.2%
Seagate HDD Cayman	4.250	03-01-22	500,000	513,750
Materials 5.8%				17,497,291
Chemicals 1.6%
Ashland LLC	4.750	08-15-22	45,000	46,688
CVR Partners LP (B)	9.250	06-15-23	1,900,000	1,929,184
FS Luxembourg Sarl (B)	10.000	12-15-25	250,000	267,563
International Flavors & Fragrances, Inc.	3.200	05-01-23	500,000	522,931
Nutrition & Biosciences, Inc. (B)	0.697	09-15-22	1,000,000	1,004,292
WR Grace & Company (B)	5.625	10-01-24	1,000,000	1,088,070
Construction materials 0.9%
Cemex SAB de CV (B)	7.375	06-05-27	2,500,000	2,807,250
Containers and packaging 1.3%
Ardagh Packaging Finance PLC (B)	4.125	08-15-26	500,000	517,454
Ball Corp.	4.000	11-15-23	1,000,000	1,057,500
Can-Pack SA (B)	3.125	11-01-25	815,000	826,206
Sealed Air Corp. (B)	5.250	04-01-23	750,000	791,625
Trident TPI Holdings, Inc. (B)	9.250	08-01-24	500,000	530,000
Metals and mining 2.0%
Anglo American Capital PLC (B)	3.625	09-11-24	1,000,000	1,091,010
CSN Resources SA (B)	7.625	02-13-23	1,750,000	1,811,268
First Quantum Minerals, Ltd. (B)	6.500	03-01-24	1,000,000	1,020,000
First Quantum Minerals, Ltd. (B)	6.875	10-15-27	1,000,000	1,085,000
Freeport-McMoRan, Inc.	4.550	11-14-24	1,000,000	1,101,250
Real estate 1.1%				3,189,391
Equity real estate investment trusts 1.1%
Host Hotels & Resorts LP	3.875	04-01-24	2,500,000	2,651,888
Host Hotels & Resorts LP	4.000	06-15-25	500,000	537,503
Utilities 3.7%				11,396,591
Electric utilities 3.0%
Eversource Energy	2.800	05-01-23	500,000	522,285
FirstEnergy Corp.	3.350	07-15-22	500,000	510,000
FirstEnergy Corp.	4.250	03-15-23	825,000	873,452
Instituto Costarricense de Electricidad (B)	6.950	11-10-21	1,900,000	1,928,519
Israel Electric Corp., Ltd. (B)	5.000	11-12-24	1,000,000	1,125,000
6	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Electric utilities (continued)
Israel Electric Corp., Ltd. (B)	6.875	06-21-23	1,000,000	$1,129,606
NRG Energy, Inc. (B)	3.750	06-15-24	1,250,000	1,353,081
Vistra Operations Company LLC (B)	5.000	07-31-27	1,500,000	1,569,375
Gas utilities 0.4%
AmeriGas Partners LP	5.625	05-20-24	1,250,000	1,383,200
Multi-utilities 0.3%

DTE Energy Company	0.550	11-01-22	1,000,000	1,002,073
Municipal bonds 1.7%				$5,086,564
(Cost $4,940,482)
Central Plains Energy Project (Nebraska)	5.000	03-01-50	1,000,000	1,112,310
Port Authority of New York & New Jersey	1.086	07-01-23	1,000,000	1,015,790
Sales Tax Securitization Corp. (Illinois)	2.128	01-01-23	1,615,000	1,648,689
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (California)	2.621	07-01-23	1,000,000	1,050,880

State Public School Building Authority (Pennsylvania)	2.616	04-01-23	250,000	258,895
Term loans (E) 5.8%				$17,624,480
(Cost $17,584,447)
Communication services 0.9%				2,686,871
Diversified telecommunication services 0.2%
Lumen Technologies, Inc., 2020 Term Loan B (1 month LIBOR + 2.250%)	2.365	03-15-27	594,000	591,434
Interactive media and services 0.3%
Arches Buyer, Inc., 2020 Term Loan (1 month LIBOR + 3.250%)	3.750	12-06-27	1,000,000	998,440
Media 0.4%
Virgin Media Bristol LLC, N Facility Term Loan (1 month LIBOR + 2.500%)	2.612	01-31-28	1,100,000	1,096,997
Consumer discretionary 1.1%				3,297,044
Auto components 0.2%
Dealer Tire LLC, 2020 Term Loan B1 (1 month LIBOR + 4.250%)	4.365	12-12-25	495,000	494,381
Diversified consumer services 0.4%
Gems Menasa Cayman, Ltd., Facility B (6 month LIBOR + 5.000%)	6.000	07-31-26	1,294,789	1,296,408
Hotels, restaurants and leisure 0.5%
CCM Merger, Inc., 2020 Term Loan B (1 month LIBOR + 3.750%)	4.500	11-04-25	1,500,000	1,506,255
Financials 0.5%				1,581,047
Insurance 0.5%
USI, Inc., 2017 Repriced Term Loan (3 month LIBOR + 3.000%)	3.254	05-16-24	1,593,862	1,581,047
Information technology 1.5%				4,423,840
IT services 0.5%
Austin Bidco, Inc., Closing Date Term Loan (F)	TBD	02-11-28	1,550,000	1,558,525
Software 1.0%
Avaya, Inc., Term Loan B1 (1 month LIBOR + 4.250%)	4.362	12-15-27	1,332,410	1,335,954
Boxer Parent Company, Inc. 2021 Replacement Dollar Term Loan (F)	TBD	10-02-25	1,000,000	999,770
Boxer Parent Company, Inc., 2018 USD Term Loan B (3 month LIBOR + 3.750%)	3.898	10-02-25	529,660	529,591
Materials 1.8%				5,635,678
Chemicals 0.6%
Ineos US Petrochem LLC, 2026 Tranche B Dollar Term Loan (1 month LIBOR + 2.750%)	3.250	01-29-26	2,000,000	2,007,500
Containers and packaging 1.2%
Mauser Packaging Solutions Holding Company, Initial Term Loan (2 and 3 month LIBOR + 3.250%)	3.443	04-03-24	2,489,770	2,445,502
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging (continued)
Reynolds Group Holdings, 2020 Term Loan B2 (1 month LIBOR + 3.250%)	3.365	02-05-26	1,000,000	$995,830

Reynolds Group Holdings, USD 2017 Term Loan B1 (1 month LIBOR + 2.750%)	2.865	02-05-23	187,372	186,846
Collateralized mortgage obligations 4.7%				$14,297,823
(Cost $14,189,292)
Commercial and residential 3.3%				9,945,789
Angel Oak Mortgage Trust I LLC Series 2018-3, Class A2 (B)(G)	3.751	09-25-48	127,140	128,551
AOA Mortgage Trust Series 2015-1177, Class C (B)(G)	3.010	12-13-29	250,000	249,913
Arroyo Mortgage Trust Series 2019-1, Class A1 (B)(G)	3.805	01-25-49	283,893	293,660
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (A)(B)	1.083	03-15-37	250,000	248,751
BBCMS Trust Series 2015-MSQ, Class D (B)(G)	3.990	09-15-32	175,000	178,956
BX Commercial Mortgage Trust Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (A)(B)	1.433	03-15-37	222,000	222,134
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (A)(B)	1.862	12-15-37	99,000	99,153
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (A)(B)	2.662	12-15-37	100,000	100,060
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (A)(B)	2.262	07-15-32	2,135,864	2,137,039
COLT Mortgage Loan Trust
Series 2020-1, Class A1 (B)(G)	2.488	02-25-50	305,133	308,732
Series 2020-2, Class A1 (B)(G)	1.853	03-25-65	702,733	712,599
Series 2020-3, Class A1 (B)(G)	1.506	04-27-65	564,612	569,003
Credit Suisse Mortgage Capital Certificates
Series 2019-AFC1, Class A1 (B)	2.573	07-25-49	303,029	310,552
Series 2020-AFC1, Class A1 (B)(G)	2.240	02-25-50	98,760	100,679
KNDL Mortgage Trust
Series 2019-KNSQ, Class C (1 month LIBOR + 1.050%) (A)(B)	1.162	05-15-36	250,000	250,233
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (A)(B)	1.462	05-15-36	250,000	251,396
Motel 6 Trust Series 2017-MTL6, Class C (1 month LIBOR + 1.400%) (A)(B)	1.512	08-15-34	50,012	50,135
New Residential Mortgage Loan Trust Series 2020-1A, Class A1B (B)(G)	3.500	10-25-59	387,272	415,200
Starwood Mortgage Residential Trust Series 2020-1, Class A1 (B)(G)	2.275	02-25-50	77,192	78,779
Towd Point HE Trust Series 2021-HE1, Class A1 (B)(G)	0.918	02-25-63	2,500,000	2,499,993
Vista Point Securitization Trust Series 2020-1, Class A1 (B)(G)	1.763	03-25-65	733,598	740,271
U.S. Government Agency 1.4%				4,352,034
Federal Home Loan Mortgage Corp.
Series 2021-HQA1, Class M1 (SOFR + 0.700%) (A)(B)	0.750	08-25-33	1,250,000	1,249,998
Series 237, Class F23 (1 month LIBOR + 0.400%) (A)	0.512	05-15-36	106,193	106,578
Series 2412, Class OF (1 month LIBOR + 0.950%) (A)	1.062	12-15-31	92,739	94,010
Series 2526, Class FV (1 month LIBOR + 0.400%) (A)	0.512	04-15-27	55,903	55,987
Series 3540, Class KF (1 month LIBOR + 1.050%) (A)	1.162	11-15-36	138,556	142,778
Series 4508, Class CF (1 month LIBOR + 0.400%) (A)	0.512	09-15-45	128,052	129,161
Series 4606, Class FB (1 month LIBOR + 0.500%) (A)	0.612	08-15-46	133,081	134,378
Series 4620, Class LF (1 month LIBOR + 0.400%) (A)	0.512	10-15-46	99,460	100,170
Federal National Mortgage Association
Series 2003-135, Class FL (1 month LIBOR + 0.600%) (A)	0.718	01-25-34	280,104	284,020
Series 2003-7, Class FA (1 month LIBOR + 0.750%) (A)	0.868	02-25-33	136,634	138,636
Series 2006-104, Class FG (1 month LIBOR + 0.400%) (A)	0.518	11-25-36	118,293	119,277
8	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2006-126, Class CF (1 month LIBOR + 0.300%) (A)	0.418	01-25-37	164,466	$165,687
Series 2006-62, Class FP (1 month LIBOR + 0.250%) (A)	0.368	07-25-36	113,422	113,447
Series 2009-33, Class FB (1 month LIBOR + 0.820%) (A)	0.938	03-25-37	131,538	134,572
Series 2010-107, Class KF (1 month LIBOR + 0.400%) (A)	0.530	03-25-36	94,276	94,154
Series 2010-123, Class FK (1 month LIBOR + 0.450%) (A)	0.568	11-25-40	111,305	112,089
Series 2010-141, Class FB (1 month LIBOR + 0.470%) (A)	0.588	12-25-40	198,538	200,804
Series 2012-2, Class FA (1 month LIBOR + 0.500%) (A)	0.618	02-25-42	55,609	56,216
Series 2014-73, Class FA (1 month LIBOR + 0.350%) (A)	0.468	11-25-44	264,922	265,986
Series 2016-100, Class AF (1 month LIBOR + 0.500%) (A)	0.623	01-25-47	404,038	410,034

Series 2016-40, Class AF (1 month LIBOR + 0.450%) (A)	0.594	07-25-46	243,840	244,052
Asset backed securities 19.8%				$60,308,862
(Cost $60,343,550)
Asset backed securities 19.8%				60,308,862
American Tower Trust Series 2013, Class 2A (B)	3.070	03-15-48	500,000	506,197
AmeriCredit Automobile Receivables Trust Series 2017-2, Class D	3.420	04-18-23	500,000	511,927
AMMC CLO, Ltd. Series 2017-21A, Class A (3 month LIBOR + 1.250%) (A)(B)	1.452	11-02-30	500,000	500,136
Amur Equipment Finance Receivables VII LLC Series 2019-1A, Class A2 (B)	2.630	06-20-24	352,368	358,577
BCC Funding Corp. XVI LLC Series 2019-1A, Class A2 (B)	2.477	08-20-24	332,151	336,509
BCC Funding XIV LLC
Series 2018-1A, Class B (B)	3.390	08-21-23	610,751	615,301
Series 2018-1A, Class D (B)	4.610	08-21-23	1,500,000	1,528,492
BCC Funding XVII LLC Series 2020-1, Class A2 (B)	0.910	08-20-25	1,500,000	1,506,659
BRE Grand Islander Timeshare Issuer LLC Series 2019-A, Class A (B)	3.280	09-26-33	2,325,665	2,441,408
Capital Automotive LLC
Series 2014-1A, Class A (B)	3.660	10-15-44	920,811	922,469
Series 2017-1A, Class A1 (B)	3.870	04-15-47	917,818	919,555
Carlyle Global Market Strategies Series 2015-2A, Class CR (3 month LIBOR + 2.250%) (A)(B)	2.463	04-27-27	2,000,000	1,980,988
Carlyle U.S. CLO, Ltd. Series 2017-2A, Class A1B (3 month LIBOR + 1.220%) (A)(B)	1.444	07-20-31	500,000	500,094
CCG Receivables Trust Series 2019-1, Class B (B)	3.220	09-14-26	610,000	632,451
Chase Auto Credit Linked Notes Series 2020-1, Class C (B)	1.389	01-25-28	863,763	869,617
Chesapeake Funding II LLC Series 2020-1A, Class A1 (B)	0.870	08-16-32	218,910	220,681
CIFC Funding, Ltd.
Series 2013-2A, Class A1LR (3 month LIBOR + 1.210%) (A)(B)	1.436	10-18-30	390,000	390,280
Series 2018-2A, Class A1 (3 month LIBOR + 1.040%) (A)(B)	1.264	04-20-31	555,000	555,023
Commonbond Student Loan Trust Series 2015-A, Class A (B)	3.200	06-25-32	223,877	224,602
Crossroads Asset Trust Series 2021-A, Class D (B)	2.520	01-20-26	322,000	321,447
Crown Point CLO III, Ltd. Series 2015-3A, Class A2R (3 month LIBOR + 1.450%) (A)(B)	1.691	12-31-27	895,000	895,294
Cutwater, Ltd. Series 2014-1A, Class A2R (3 month LIBOR + 1.700%) (A)(B)	1.941	07-15-26	1,200,000	1,200,617
Dell Equipment Finance Trust Series 2020-1, Class A3 (B)	2.240	02-22-23	1,000,000	1,025,316
Dewolf Park CLO, Ltd. Series 2017-1A, Class A (3 month LIBOR + 1.210%) (A)(B)	1.451	10-15-30	750,000	750,087
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Discover Card Execution Note Trust Series 2017-A2, Class A2	2.390	07-15-24	1,548,000	$1,577,992
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) (A)(B)	1.468	07-25-47	485,000	485,514
DRB Prime Student Loan Trust Series 2016-A, Class A1 (1 month LIBOR + 2.000%) (A)(B)	2.118	04-25-40	180,248	181,281
ECMC Group Student Loan Trust Series 2019-1A, Class A1B (1 month LIBOR + 1.000%) (A)(B)	1.118	07-25-69	404,845	410,502
Elara HGV Timeshare Issuer LLC Series 2019-A, Class A (B)	2.610	01-25-34	96,941	100,036
Exeter Automobile Receivables Trust
Series 2018-3A, Class D (B)	4.350	06-17-24	500,000	519,104
Series 2020-1A, Class C (B)	2.490	01-15-25	750,000	767,786
Series 2021-1A, Class C	0.740	01-15-26	111,000	110,922
ExteNet LLC Series 2019-1A, Class C (B)	5.219	07-26-49	3,000,000	3,145,951
First Investors Auto Owner Trust
Series 2016-2A, Class D (B)	3.350	11-15-22	493,449	495,898
Series 2021-1A, Class C (B)	1.170	03-15-27	640,000	642,309
Five Guys Funding LLC Series 2017-1A, Class A2 (B)	4.600	07-25-47	496,250	517,847
Flagship Credit Auto Trust
Series 2016-4, Class D (B)	3.890	11-15-22	500,000	507,377
Series 2018-2, Class D (B)	4.230	09-16-24	730,000	774,649
Series 2018-4, Class B (B)	3.880	10-16-23	155,000	158,178
Flagship VII, Ltd. Series 2013-7A, Class CR (3 month LIBOR + 2.350%) (A)(B)	2.574	01-20-26	308,111	307,933
Ford Credit Auto Lease Trust Series 2019-B, Class A3	2.220	10-15-22	2,000,000	2,012,786
Galaxy XXVI CLO, Ltd. Series 2018-26A, Class A (3 month LIBOR + 1.200%) (A)(B)	1.382	11-22-31	685,921	686,086
Hilton Grand Vacations Trust Series 2017-AA, Class A (B)	2.660	12-26-28	1,469,573	1,509,355
HPEFS Equipment Trust
Series 2019-1A, Class D (B)	2.720	09-20-29	500,000	511,928
Series 2020-1A, Class C (B)	2.030	02-20-30	1,000,000	1,023,615
Iowa Student Loan Liquidity Corp. Series 2011-1, Class A (3 month LIBOR + 1.250%) (A)	1.501	06-25-42	181,038	183,733
MidOcean Credit CLO, Ltd. Series 2012-1A, Class BRR (3 month LIBOR + 1.800%) (A)(B)	2.041	01-15-24	3,439,000	3,413,208
MMAF Equipment Finance LLC Series 2019-B, Class A2 (B)	2.070	10-12-22	292,900	295,196
Mountain View CLO, Ltd. Series 2014-1A, Class CRR (3 month LIBOR + 2.000%) (A)(B)	2.241	10-15-26	2,000,000	2,000,144
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month LIBOR + 1.600%) (A)(B)	1.712	10-15-31	249,000	256,222
Series 2020-BA, Class A1 (B)	1.800	01-15-69	217,698	218,328
Neuberger Berman CLO, Ltd.
Series 2015-20A, Class CR (3 month LIBOR + 1.600%) (A)(B)	1.841	01-15-28	500,000	500,084
Series 2019-32A, Class C (3 month LIBOR + 2.650%) (A)(B)	2.873	01-19-32	400,000	400,000
NMEF Funding LLC Series 2019-A, Class A (B)	2.730	08-17-26	377,295	379,320
Oasis LLC
Series 2020-1A, Class A (B)	3.820	01-15-32	334,504	336,599
Series 2020-2A, Class A (B)	4.262	05-15-32	318,182	321,605
Oasis Securitization Funding LLC Series 2021-1A, Class A (B)	2.579	02-15-33	1,250,000	1,250,000
PFS Financing Corp. Series 2018-D, Class A (B)	3.190	04-17-23	925,000	928,154
10	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Santander Consumer Auto Receivables Trust Series 2020-AA, Class A (B)	1.370	10-15-24	482,237	$486,689
Santander Drive Auto Receivables Trust
Series 2018-3, Class D	4.070	08-15-24	675,000	699,427
Series 2020-2, Class A3	0.670	04-15-24	1,000,000	1,002,868
Silvermore CLO, Ltd. Series 2014-1A, Class A1R (3 month LIBOR + 1.170%) (A)(B)	1.364	05-15-26	228,587	228,672
Small Business Lending Trust Series 2020-A, Class A (B)	2.620	12-15-26	380,069	381,692
SMB Private Education Loan Trust Series 2017-B, Class A2B (1 month LIBOR + 0.750%) (A)(B)	0.862	10-15-35	654,758	657,432
STAR Trust Series 2021-SFR1, Class A (1 month LIBOR + 0.600%) (A)(B)	0.715	04-17-38	2,500,000	2,500,000
STORE Master Funding LLC Series 2013-1A, Class A2 (B)	4.650	03-20-43	179,603	178,849
Taco Bell Funding LLC Series 2016-1A, Class A2II (B)	4.377	05-25-46	529,375	530,005
Tidewater Auto Receivables Trust Series 2020-AA, Class C (B)	1.910	09-15-26	1,000,000	1,020,360
Towd Point Mortgage Trust
Series 2015-2, Class 1A13 (B)(G)	2.500	11-25-60	131,594	131,848
Series 2015-5, Class A1B (B)(G)	2.750	05-25-55	10,644	10,679
Series 2017-1, Class A1 (B)(G)	2.750	10-25-56	319,769	325,565
Series 2018-3, Class A1 (B)(G)	3.750	05-25-58	75,107	79,416
Series 2018-4, Class A1 (B)(G)	3.000	06-25-58	179,548	188,077
Toyota Auto Receivables Owner Trust Series 2020-B, Class A4	1.660	09-15-25	880,000	907,695
TRIP Rail Master Funding LLC Series 2017-1A, Class A1 (B)	2.709	08-15-47	220,725	220,988
Verizon Owner Trust Series 2020-B, Class A	0.470	02-20-25	358,000	359,389
Wellfleet CLO, Ltd. Series 2016-2A, Class A2R (3 month LIBOR + 1.580%) (A)(B)	1.804	10-20-28	500,000	498,125
Westlake Automobile Receivables Trust
Series 2018-2A, Class D (B)	4.000	01-16-24	500,000	508,125
Series 2018-3A, Class C (B)	3.610	10-16-23	385,836	388,762
Series 2019-2A, Class C (B)	2.840	07-15-24	750,000	767,532
Wheels SPV 2 LLC Series 2020-1A, Class A2 (B)	0.510	08-20-29	1,000,000	1,002,511
Willis Engine Structured Trust V Series 2020-A, Class C (B)	6.657	03-15-45	882,346	590,787

	Yield (%)	Shares	Value
Short-term investments 15.7%			$47,837,300
(Cost $47,837,300)
Short-term funds 15.7%			47,837,300
Federated Government Obligations Fund, Institutional Class	0.0100(H)	47,837,300	47,837,300

Total investments (Cost $344,080,947) 113.7%	$345,674,504
Other assets and liabilities, net (13.7%)	(41,660,129)
Total net assets 100.0%	$304,014,375

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SHORT DURATION BOND FUND	11

SOFR	Secured Overnight Financing Rate
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $146,452,599 or 48.2% of the fund's net assets as of 2-28-21.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Non-income producing - Issuer is in default.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	The rate shown is the annualized seven-day yield as of 2-28-21.
The fund had the following country composition as a percentage of net assets on 2-28-21:
United States	79.7%
Cayman Islands	5.0%
United Kingdom	2.4%
Canada	2.0%
Israel	1.6%
Mexico	1.3%
Brazil	1.2%
Other countries	6.8%
TOTAL	100.0%
12	JOHN HANCOCK SHORT DURATION BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of February 28, 2021, by major security category or type:
	Total value at 2-28-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$36,934,516	—	$36,934,516	—
Corporate bonds	163,584,959	—	163,584,959	—
Municipal bonds	5,086,564	—	5,086,564	—
Term loans	17,624,480	—	17,624,480	—
Collateralized mortgage obligations	14,297,823	—	14,297,823	—
Asset backed securities	60,308,862	—	60,308,862	—
Short-term investments	47,837,300	$47,837,300	—	—
Total investments in securities	$345,674,504	$47,837,300	$297,837,204	—
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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